UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2006

                           Total Return Strategy Fund



[LOGO OF USAA]
   USAA(R)

                           USAA TOTAL RETURN
                                  STRATEGY Fund(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   DECEMBER 31, 2006

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   10

FINANCIAL INFORMATION

   Distributions to Shareholders                                             11

   Report of Independent Registered Public Accounting Firm                   12

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         14

   Financial Statements                                                      15

   Notes to Financial Statements                                             18

EXPENSE EXAMPLE                                                              30

TRUSTEES' AND OFFICERS' INFORMATION                                          32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                "

[PHOTO OF CHRISTOPHER W. CLAUS]    NO ASSET CLASS OUTPERFORMS OR
                                   UNDERPERFORMS ALL OF THE TIME.

                                                "

                                                                    January 2007
--------------------------------------------------------------------------------

On the surface, 2006 was an exceptionally strong year. The equity markets, for example, were considerably higher. But when you study what happened in 2006, you learn some interesting things that could also provide reason for caution.

Consider first the more than 3-to-1 margin by which large-cap value stocks beat large-cap growth stocks in 2006 (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index). A difference of this magnitude is unusual in a single year, and it reminds me of the saying "The first shall be last and the last shall be first." No asset class or investment style outperforms or underperforms all of the time, and last year's poorer performers could potentially become this year's winners. Yes, value was certainly the place to be in 2006, but I would not be surprised to see the re-emergence of growth in 2007.

Another phenomenon worthy of note: the stock market's "junk rally." For much of the year, lower-quality, riskier stocks outperformed higher-quality companies. The higher reward potential of these issues attracted investors, who then bid up prices. Other reasons for investor exuberance may be the relatively low interest rates, slower - but still solid - economic activity, and, to some extent, investors' complacency about risk. Nonetheless, a junk rally is unsustainable over the long term. Eventually, risk will regain its position in the risk-reward equation, and the prices of riskier issues could fall.

For index investors, market anomalies can sometimes produce good returns. Unlike actively managed investments, the composition of an index fund never changes because of market trends or company-specific fundamentals. These funds have historically performed much like the underlying index. In 2006, this meant that many index investors fully participated in the equity rally. However, it also means that when market anomalies correct themselves, active managers tend to perform better. Diversification and low expenses are two of the most

 . . . C O N T I N U E D
========================--------------------------------------------------------

compelling reasons for investing in an index fund, and to maximize an index fund's long-term return potential, patience is essential.

Patience is also an important attribute in total return investing. The USAA Total Return Strategy Fund(R) is an investment discipline that tends to do well when stock market technicals are healthy, and they were not for most of 2006. (Investors use market technicals to try to identify advantageous moments to buy and sell stock.) However, this fund continues to offer a diversified strategy with the objective of earning a strong return relative to the S&P 500 Index accompanied by less risk, which has the potential to reward patient investors over multiple market cycles.

Rest assured that in the year ahead, all of us at USAA will continue working hard for you. Thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category.

THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF RONALD B. SWEET]                 [PHOTO OF TONY ERA]
RONALD B. SWEET, CFA                       TONY ERA
   USAA Investment Management Company         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended December 31, 2006, the USAA Total Return Strategy Fund had a total return of 5.09%. This compares to a return of 12.77% for the Lipper Flexible Portfolio Funds Index and a 15.78% return for the S&P 500 Index.

         In August 2006, Ron Sweet began co-managing the Fund following the retirement of Stuart Wester. Mr. Sweet has been with USAA for 20 years and is currently vice president of equity investments for USAA Investment Management Company. In October 2006, Anthony Era joined Mr. Sweet in co-managing the Fund. Mr. Era has been with USAA for 19 years and currently is vice president of money market funds for USAA Investment Management Company.

HOW WAS THE FUND INVESTED DURING THE REPORTING YEAR?

         The Fund's strategy is to shift assets among stocks, investment-grade bonds, and money market instruments so that, at any given time, substantially all of the Fund's assets are invested in one of these three asset classes.

         The Fund spent the great majority of the reporting year in money market instruments. Assets were invested in U.S. stocks through an S&P 500 exchange-traded fund (ETF) for significant parts of November and December.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

         THIS FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHY WASN'T THE FUND IN STOCKS MORE OFTEN, GIVEN THE ABOVE-AVERAGE PERFORMANCE OF THE STOCK MARKET IN 2006?

         The Fund was designed to provide exposure to either stocks or bonds when there is a high probability that one of those markets will move significantly higher, with acceptable risk. During the majority of the reporting year, the risks of the proprietary indicators we follow were generally too high to warrant an investment in stocks or investment-grade bonds.

DOESN'T 2006 SUGGEST THAT THE PROPRIETARY INDICATORS MAY BE WRONG?

         No. It is important to revisit the investment objective of your Fund, which is to seek a positive total return every calendar year and to seek to achieve returns greater than the S&P 500 Index, with less risk, over the long term. "Long term" is defined as five years or more, because this period of time usually encompasses a full market cycle with both a bull and a bear market.

         We haven't had a full market cycle since we started the Fund in January 2005, so it's too early to judge the Fund against that objective. In terms of the first objective, the Fund has delivered a positive total return in calendar years 2005 and 2006.

         When discussing the full market cycle goal of outperforming the S&P 500 Index, the Fund's strength should come from its ability to avoid losses associated with a bear market. Of course, it's not necessarily enjoyable waiting for a bear market, or not being invested in stocks during most of a year when stocks did very well, as was the case in 2006. But when you have a long-term strategy, you have to be patient and give it a chance to work. In this case, that means giving it a full market cycle.

WHAT WAS YOUR STRATEGY IN THE MONEY MARKETS?

         Throughout 2006, the yield curve was generally inverted; in effect, the interest rates on the shortest-term securities tended to

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         be higher than those on longer-term term money market securities. Therefore, when the Fund was in money market securities, we maintained a high proportion of the Fund's assets in the shortest-term securities.

         In our view, the Federal Reserve Board (the Fed) has the luxury of staying on hold as the incoming economic data reflects the direction and strength of the U.S. economy, as well as that of inflation. Accordingly, we intend to make adjustments to the money market portfolio to maintain a high level of interest income consistent with the overriding goal of maintaining a stable net asset value.

DO YOU EXPECT THE FUND, GIVEN ENOUGH TIME, TO ACHIEVE ITS S&P 500 INDEX OUTPERFORMANCE OBJECTIVE?

         We can't make promises about future performance. The bottom line is that the Fund has a disciplined approach that follows proprietary indicators based on market history. Sticking with your discipline is generally a much more prudent strategy than following short-term trends.

         We thank you for your investment in this Fund.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)

OBJECTIVE
--------------------------------------------------------------------------------

         Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Shifts the Fund's assets among stocks, investment-grade bonds, or cash equivalents. Generally invests at any given time substantially all of the Fund's assets in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds.

--------------------------------------------------------------------------------
                                    12/31/06                         12/31/05
--------------------------------------------------------------------------------
Net Assets                       $293.6 Million                   $205.6 Million
Net Asset Value Per Share            $10.00                           $9.89

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
--------------------------------------------------------------------------------

1 YEAR                                                SINCE INCEPTION ON 1/24/05
5.09%                                                           2.83%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                     CUMULATIVE PERFORMANCE COMPARISON

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                   LIPPER FLEXIBLE
                   S&P 500         PORTFOLIO FUNDS          USAA TOTAL
                    INDEX               INDEX             RETURN STRATEGY
                   -------         ---------------        ---------------
 1/31/05         $10,000.00          $10,000.00             $10,000.00
 2/28/05          10,210.32           10,188.52              10,020.00
 3/31/05          10,029.71           10,007.72               9,854.00
 4/30/05           9,839.58            9,824.85               9,874.07
 5/31/05          10,152.39           10,051.58               9,884.10
 6/30/05          10,166.93           10,125.36               9,925.25
 7/31/05          10,544.86           10,449.34              10,096.37
 8/31/05          10,448.70           10,448.92               9,965.51
 9/30/05          10,533.29           10,600.57               9,998.75
10/31/05          10,357.59           10,455.83              10,018.93
11/30/05          10,748.95           10,706.71              10,039.11
12/31/05          10,752.73           10,806.95              10,043.95
 1/31/06          11,037.43           11,156.20              10,074.42
 2/28/06          11,067.29           11,108.49              10,104.89
 3/31/06          11,205.03           11,285.24              10,132.31
 4/30/06          11,355.38           11,412.27              10,163.01
 5/31/06          11,028.97           11,150.67              10,203.95
 6/30/06          11,043.61           11,138.94              10,237.82
 7/31/06          11,111.68           11,175.97              10,268.81
 8/31/06          11,375.66           11,373.16              10,310.14
 9/30/06          11,668.63           11,498.50              10,344.23
10/31/06          12,048.61           11,802.06              10,385.98
11/30/06          12,277.35           12,066.02              10,521.68
12/31/06          12,449.55           12,187.09              10,555.63

                            [END CHART]

         *DATA FROM 1/31/05 THROUGH 12/31/06.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         o The Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND THE
          S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, JANUARY 31, 2005, WHILE THE FUND'S INCEPTION DATE IS JANUARY 24, 2005. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                        PERCENTAGE OF TIME INVESTED
                             IN ASSET CLASSES

     [PIE CHART OF PERCENTAGE OF TIME INVESTED IN ASSET CLASSES]

Money Market Instruments                                         90%
Stock-Based Exchange-Traded Funds                                10%

                               [END CHART]

         DATA FROM 12/31/05 TO 12/31/06.

         THE PERCENTAGE OF TIME INVESTED IN ASSET CLASSES IS CALCULATED BY DIVIDING THE NUMBER OF MARKET DAYS (INCLUDING DAYS WHEN THE MARKET WAS CLOSED DUE TO HOLIDAY) IN THE PERIOD THAT THE FUND HELD THE PARTICULAR ASSET CLASS AS OF THE CLOSE OF THE MARKET DAY, BY THE TOTAL NUMBER OF MARKET DAYS IN THE PERIOD, WHICH CONSISTED OF 260 DAYS FROM 1/01/06 THROUGH 12/31/06.

10

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Total Return Strategy Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
     DIRECTORS                        FOR                        VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                326,660,678                       6,558,674
Barbara B. Dreeben               326,423,871                       6,795,482
Robert L. Mason, Ph.D.           326,749,557                       6,469,795
Michael F. Reimherr              326,757,132                       6,462,221
Christopher W. Claus             326,747,028                       6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR                 AGAINST             ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
18,734,016             147,833             229,160                1,522,375

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TOTAL RETURN STRATEGY FUND

         The following federal tax information related to the Fund's fiscal year ended December 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         For the fiscal year ended December 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $9,116,000 as qualifying interest income.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Total Return Strategy Fund (a portfolio of USAA Mutual Funds Trust) (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Total Return Strategy Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 15, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

PRINCIPAL                                                                    MARKET
   AMOUNT                                                                     VALUE
    (000)   SECURITY                                                          (000)
-----------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (99.4%)

            DISCOUNT NOTES (51.1%)
 $150,000   Freddie Mac(a), 5.00%(b), 1/02/2007                            $149,979
                                                                           --------
            REPURCHASE AGREEMENTS (48.3%)(c)
  141,967   UBS Securities, LLC, 5.23%, acquired on 12/29/2006 and
              due 1/02/2007 at $141,967 (collateralized by $23,955 of
              Fannie Mae Notes(a), 5.13%, due 1/02/2014; and $98,005 of
              Freddie Mac Notes(a), 6.75%, due 3/15/2031; combined market
              value $144,810)                                               141,967
                                                                           --------

            TOTAL INVESTMENTS (COST: $291,946)                             $291,946
                                                                           ========

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

ASSETS
  Investments in securities, at market value (amortized cost approximates
    market value)                                                            $149,979
  Investment in repurchase agreements (cost approximates market value)        141,967
  Cash                                                                              1
  Receivables:
    Capital shares sold                                                           329
    USAA Investment Management Company (Note 5C)                                  221
    USAA Transfer Agency Company (Note 5D)                                          3
    Dividends and interest                                                      1,702
                                                                             --------
      Total assets                                                            294,202
                                                                             --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                       365
  Accrued management fees                                                         152
  Accrued transfer agent's fees                                                     6
  Other accrued expenses and payables                                              60
                                                                             --------
      Total liabilities                                                           583
                                                                             --------
        Net assets applicable to capital shares outstanding                  $293,619
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $292,028
  Accumulated undistributed net investment income                                 126
  Accumulated net realized gain on investments                                  1,465
                                                                             --------
        Net assets applicable to capital shares outstanding                  $293,619
                                                                             ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                   29,360
                                                                             ========
  Net asset value, redemption price, and offering price per share            $  10.00
                                                                             ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
  Dividends                                                              $ 1,638
  Interest                                                                11,337
                                                                         -------
    Total income                                                          12,975
                                                                         -------
EXPENSES
  Management fees                                                          1,554
  Administration and servicing fees                                          382
  Transfer agent's fees                                                      746
  Custody and accounting fees                                                 54
  Postage                                                                    112
  Shareholder reporting fees                                                  70
  Trustees' fees                                                               8
  Registration fees                                                           69
  Professional fees                                                           57
  Other                                                                        8
                                                                         -------
    Total expenses                                                         3,060
  Expenses paid indirectly                                                    (5)
  Expenses reimbursed                                                       (513)
                                                                         -------
    Net expenses                                                           2,542
                                                                         -------
NET INVESTMENT INCOME                                                     10,433
                                                                         -------
NET REALIZED GAIN ON INVESTMENTS                                           2,587
                                                                         -------
Increase in net assets resulting from operations                         $13,020
                                                                         =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TOTAL RETURN STRATEGY FUND
YEAR ENDED DECEMBER 31, 2006, AND PERIOD ENDED DECEMBER 31, 2005

                                                             2006          2005*
                                                         -----------------------
FROM OPERATIONS
  Net investment income                                  $ 10,433       $  2,621
  Net realized gain (loss) on investments                   2,587         (1,122)
                                                         -----------------------
    Increase in net assets resulting from operations       13,020          1,499
                                                         -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (10,307)        (2,621)
                                                         -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                               151,625        241,837
  Reinvested dividends                                      9,223          2,185
  Cost of shares redeemed                                 (75,572)       (37,270)
                                                         -----------------------
    Increase in net assets from capital share
      transactions                                         85,276        206,752
                                                         -----------------------
  Net increase in net assets                               87,989        205,630

NET ASSETS
  Beginning of year                                       205,630              -
                                                         -----------------------
  End of year                                            $293,619       $205,630
                                                         =======================
Accumulated undistributed net investment income:
   End of year                                           $    126       $      -
                                                         =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                              15,236         24,323
  Shares issued for dividends reinvested                      929            221
  Shares redeemed                                          (7,591)        (3,758)
                                                         -----------------------
    Increase in shares outstanding                          8,574         20,786
                                                         =======================

  * FUND COMMENCED OPERATIONS ON JANUARY 24, 2005.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

          As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange
               (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

               2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

               3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

               4. Repurchase agreements are valued at cost, which approximates market value.

               5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

                  fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

               and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $5,000.

            F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

          For the year ended December 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

          distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The tax character of distributions paid during the years ended December 31, 2006, and 2005, was as follows:

                                                    2006            2005
                                                 --------------------------
Ordinary income*                                 $10,307,000     $2,621,000

          *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of December 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $ 2,982,000
Unrealized depreciation of investments                           (1,391,000)

          The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

          Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended December 31, 2006, the Fund utilized capital loss carryovers of $837,000 to offset capital gains.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for year ended December 31, 2006, were $582,663,000 and $585,251,000, respectively.

          As of December 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $293,337,000.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

          Gross unrealized appreciation and depreciation of investments as of December 31, 2006, for federal income tax purposes, were $0 and $1,391,000, respectively, resulting in net unrealized depreciation of $1,391,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

               Beginning with the month ending January 31, 2006, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended January 31, 2006, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

               is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                     +/- 0.04%
+/- 4.01% to 7.00%                     +/- 0.05%
+/- 7.01% and greater                  +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended December 31, 2006, the Fund incurred management fees, paid or payable to the Manager, of $1,554,000, which is net of a performance adjustment of $(101,000) that decreased the base management fee of 0.65% by 0.04%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $382,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

               Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2006, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2006, the Fund incurred reimbursable expenses of $513,000, of which $221,000 was receivable from the Manager.

               Up to January 7, 2008, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of December 31, 2006, the carryover of excess expenses potentially reimbursable to the Manager was $811,000. The Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2006, the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

               Fund incurred transfer agent's fees, paid or payable to SAS, of $746,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $3,000 at December 31, 2006, for adjustments related to corrections to shareholder transactions.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2006, the Association and its affiliates owned 2,500,000 shares (8.5%) of the Fund.

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

               recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

               On December 22, 2006, the Securities and Exchange Commission granted a six-month delay in the application of FIN 48 for mutual funds. In accordance with this extension, the Fund would implement FIN 48 no later than June 29, 2007 (the last business day of the semiannual reporting period).

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                   YEAR ENDED       PERIOD ENDED
                                                                  DECEMBER 31,      DECEMBER 31,
                                                                      2006              2005*
                                                                  ------------------------------
Net asset value at beginning of period                              $   9.89          $  10.00
                                                                    --------------------------
Income (loss) from investment operations:
   Net investment income                                                 .39               .15
   Net realized and unrealized gain (loss)                               .11              (.11)
                                                                    --------------------------
Total from investment operations                                         .50               .04
                                                                    --------------------------
Less distributions:
   From net investment income                                           (.39)             (.15)
                                                                    --------------------------
Net asset value at end of period                                    $  10.00          $   9.89
                                                                    ==========================
Total return (%)**                                                      5.09               .44
Net assets at end of period (000)                                   $293,619          $205,630
Ratio of expenses to average net assets (%)***(b),(c)                   1.00              1.00(a)
Ratio of expenses to average net assets, excluding
   reimbursements (%)***(b)                                             1.20              1.21(a)
Ratio of net investment income to average net assets (%)***             4.09              1.88(a)
Portfolio turnover (%)(d)                                             199.55            443.18

   * Fund commenced operations on January 24, 2005.
  ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized.
 *** For the year ended December 31, 2006, average net assets were $254,915,000.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
 (c) Effective January 24, 2005, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
 (d) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities, which were as follows for each period:

                                                                           2                 7

30

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING           ENDING          DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE      JULY 1, 2006 -
                                 JULY 1, 2006    DECEMBER 31, 2006   DECEMBER 31, 2006
                                 -----------------------------------------------------
Actual                             $1,000.00          $1,031.00            $5.12

Hypothetical
  (5% return before expenses)       1,000.00           1,020.16             5.09

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.10% for the six-month period of July 1, 2006, through December 31, 2006.

32

 T R U S T E E S '  A N D  O F F I C E R S '
==================--------------------------------------------------------------
                   INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2,4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Trustee, and Chairman of the Board of Trustees, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Trustee, and Vice Chairman of the Board of Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Trustee and Chairman of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

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38

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                                                                              39

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40

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. BOX 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48703-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors/Trustees of USAA Mutual Fund, Inc. and USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors/Trustees of USAA Mutual Fund, Inc. and USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel continue to receive reports of all violations of the Sarbanes Code and are required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Trustees continues to receive the same notifications, reports and has the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. and USAA Investment Trust. Dr. Starks resigned from the Board of Directors/Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the Audit Committee Financial Expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2006 and 2005 were $118,280 and $88,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2006 and 2005 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 12-31-2006     $ 2,708            $    0       $   670           $     0          $  3,378
FYE 12-31-2005     $25,075            $    0       $ 1,243           $ 2,276          $ 28,594
----------------------------------------------------------------------------------------------
TOTAL              $27,783            $    0       $ 1,913           $ 2,276          $ 31,972
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2006 and 2005 were $92,938 and $140,594, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.